Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (10,688)	$ (10,217)	$ (20,795)	$ (29,922)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	146	76	173	133
Interest expense and amortization of debt discount on term loans payable (related party)	1,118	168	816
Amortization of prepaid insurance	493	539	1,047	602
Stock-based compensation	306	265	562	1,575
Change in fair value of convertible notes payable (related party)				13,332
Change in fair value of warrant liability (related party)				(127)
Change in fair value of publicly traded warrant liability	(162)	376	330	(942)
Change in fair value of forward purchase agreement warrant liability	(458)	18	(411)	(842)
Change in fair value of forward purchase agreement put option liability		(103)	(103)	69
Change in fair value of forward purchase agreement warrant liability due to modification			881
Change in operating lease right-of-use asset (related party)	51	(645)	113	113
Change in inventory reserve	10	262	76	(99)
Changes in operating assets and liabilities:
Accounts receivable, net	(5)	(104)	32	(29)
Other receivable	760	148	(604)	(176)
Inventories	111	(440)	(380)	(10)
Prepaid expenses and other assets	(42)	13	9	(853)
Accounts payable	(33)	35	(19)	551
Operating lease liability (related party)	(44)	734	(145)	(128)
Accrued expenses	312	(1,339)	(241)	(94)
Product warranty liability	(60)	(21)	(181)	(244)
Other liability			891
Net cash used in operating activities	(8,185)	(10,235)	(17,949)	(17,091)
Cash flows from investing activities
Purchases of property and equipment	(7)	(357)	(980)	(153)
Deposits on equipment not yet placed in service		(542)
Net cash used in investing activities	(7)	(899)	(980)	(153)
Cash flows from financing activities
Proceeds from the issuance of convertible notes payable (related party)				10,000
Proceeds from the issuance of Common Stock				109
Proceeds from the PIPE Transaction, the forward purchase agreement, and the Business Combination, net of transaction costs				11,736
Payments on insurance financing loans	(469)	(519)	(916)	(563)
Proceeds from the issuance of term loans payable (related party)	10,000	7,500	20,000
Dividends paid to stockholders of Series A Preferred Stock	(1,820)		(2,447)
Proceeds from sale of Common Stock from ATM offering	204
Proceeds from issuance of Common Stock under employee stock purchase plan	77		63
Proceeds from exercise of forward purchase agreement warrants			1,815
Proceeds from the sale of Common Stock associated with forward purchase agreement, net of transaction costs		1,683	1,683
Net cash provided by financing activities	7,992	8,664	20,198	21,282
Effect of exchange rate changes on cash	4	(2)	(5)	(3)
Net decrease in cash	(196)	(2,472)	1,265	4,035
Cash, beginning of period	5,483	4,218	4,218	183
Cash, end of period	5,287	1,746	5,483	4,218
Supplemental disclosures of cash flow information:
Cash paid for interest	20	23	41	26
Cash paid for income taxes
Non-cash investing and financing activities:
Accrued and unpaid dividends on Series A Preferred Stock	670	2,730	3,074	1,349
SPAC excise tax liability recognized upon the Business Combination				2,248
Accrued interest capitalized into term loans payable (related party)	600
Property and equipment purchased on account			117
Financing of prepaid insurance	75	65	843	1,115
Deemed capital contribution from related party				18,702
Warrants issued with term loans payable (related party)	$ 1,570	$ 376	1,397
Convertible debt exchanged for equity				27,493
Bridge note exchanged for equity				10,982
Series A Preferred Stock issued to PIPE investor in connection with the Merger				10,000
Prepaid forward purchase agreement				1,384
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement			96
Modification of forward purchase agreement warrant liability			94
Waiver of accrued dividends associated with Sponsor Support Agreement			3,733
Deemed dividend on waiver of restriction on Class A Common Stock			495
Induced conversion of Series A Preferred Stock to Common Stock			1,162
Lease liability arising from obtaining right-of-use asset			$ 528